SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Net income before provision for income taxes	$ (24,208)	$ 921,237
PRC statutory tax rate	25.00%	25.00%
Income tax at statutory tax rate	$ (6,052)	$ 230,309
Changes in valuation allowance	167,204	13,405
Effect of income tax rate differences in jurisdictions other than mainland China	120,809	291
Tax effect of non-deductible items	7,078	5,195
Total income tax provision	$ 289,039	$ 249,200
Effective tax rates	(1194.00%)	27.00%